Shareholder Report, Holdings (Details) - Fidelity Series Sustainable U.S. Market Fund	Jul. 31, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.80%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%